Note 15 - Stock-based Compensation (Details) - Fair Value of Each Option Grant Assumptions Used (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Each Option Grant Assumptions Used [Abstract]
Risk free rate	0.90%	0.40%	0.40%
Expected life in years	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	25.50%	37.50%	40.30%
Dividend yield	0.80%	0.00%	0.00%
Weighted average fair value per option granted (in Dollars per share)	$ 10.52	$ 10.13	$ 10.87